Available-For-Sale Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2014
Available-for-sale Securities [Abstract]
Available-For-Sale Marketable Securities
As of December 31, 2014 and 2013, the fair value, amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$1,443	22	—	$1,465
Corporate debentures - fixed and floating interest rate	24,620	131	(66)	24,685
	$26,063	153	(66)	$26,150

	December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$5,849	70	—	$5,919
Corporate debentures - fixed and floating interest rate	44,940	338	(121)	45,157
	$50,789	408	(121)	$51,076

Contractual Maturities Of The Available-For-Sale Marketable Securities	The contractual maturities of the available-for-sale marketable securities in future years are as follows:

December 31, 2014
2015	$400
2016	4,036
2017	10,015
2018	4,669
2019 and after	5,627
$24,747